UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2020

Date of reporting period: December 31, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Venti Variabiles
MARE AUSTRALE
HORIZON RATIONALIS

Bishop Street Funds®

Annual Report

December 31, 2020

High Grade Income Fund

Hawaii Municipal Bond Fund

Investment Adviser

Bishop Street
Capital Management

BISHOP
STREET
FUNDS

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Funds’ website at http://www.bishopstreetfunds.com or the website of the Securities and Exchange Commission.

BISHOP STREET

TABLE OF CONTENTS

FUNDS

BISHOP STREET

LETTER TO SHAREHOLDERS

FUNDS

Dear Shareholder:

In an otherwise unremarkable speech marking her Ruby Jubilee, Queen Elizabeth II famously described 1992 as annus horribilis for the Royal Family, an apt description of 2020 for everyone else. Few of us will ever forget the events of the past year, which will prove to be one of the most momentous in U.S. history. Almost everyone’s life has been disrupted by COVID-19, and a whole generation of school kids will be to some extent defined by their experiences during the pandemic. So, we must acknowledge, before turning to matters of finance, the tremendous hardships suffered by so many over the past year, as well as the dedication and sacrifice of the healthcare workers who bore the brunt of the crisis.

Remarkably, 2020 turned out be a generally positive year for financial assets. The S&P 500 Index hit a series of record highs, bringing its 2020 gain to 18.4%. After the market low in March, the benchmark surged over 70%. Megacaps continue to have a disproportionate impact, with the five largest stocks (Apple, Microsoft, Amazon, Facebook, Alphabet) accounting for about 2/3rds of the market’s returns for the year. Global equities also posted robust returns.

Interest rates mostly declined, boosting total returns from the bond market (bond prices increase as interest rates decline). The 10-year U.S. Treasury yield closed the year at 0.93%, off sharply from the 2019 year-end level of 1.92%, helping drive the Bloomberg Barclays US Aggregate Bond Index to a gain of 7.5%.

The economic picture underlying these market returns was unlike anything seen since the Great Depression. Although U.S. GDP in 2020 declined only about 2.5% over the prior year, that figure hardly does justice to the terrifying collapse in economic activity during the spring, when 22 million jobs were lost, nor the subsequent bounce back, achieved with unprecedented fiscal measures (over $3 trillion and counting) as well as monetary stimulus.

Looking ahead, there is a good chance that the economy will return to a more normal rate of growth this year, but of course the outlook is highly dependent on the progression of the pandemic, including the emergence of new strains of SARS-CoV-2 (the pathogen that causes COVID-19) and the success of mass

Bishop Street Funds

vaccination programs to limit spread of the disease. However, even after the pandemic is eventually controlled, the longer-term impacts of closed businesses, permanently lost jobs, and altered consumer behavior are poorly understood and remain of concern. Finally, the Fed’s ballooning balance sheet, approaching $8 trillion, as well as expectations for increased fiscal stimulus, have fueled worries over future inflation, although that is not our expectation for the foreseeable future.

While there are economic risks, our baseline forecast is in line with consensus for a return to growth in 2021 and continued low interest rates, which are supportive of the stock market. However, valuations are high with many stocks “priced to perfection” and vulnerable to a pullback. The bond market, with about $18 trillion of global debt yielding less than zero, is arguably even more stretched, suggesting limited returns going forward. The bottom line is that neither stocks nor bonds are likely to see the kind of returns that have marked the past four decades.

Sincerely,

Ken Miller, CFA

Chairman, Chief Executive Officer and Chief Investment Officer

Bishop Street Capital Management

December 31, 2020

The performance data quoted represents past performance. Past performance does not guarantee future results. Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

Investing involves risk including possible loss of principal. Diversification does not protect against market loss.

December 31, 2020	www.bishopstreetfunds.com

BISHOP STREET

DEFINITIONS OF COMPARATIVE INDICES

FUNDS

Definitions of Comparative Indices

US Aggregate Bond Index is the most common index used to track the performance of investment grade bonds in the U.S.

Bloomberg Barclays Capital U.S. Government/Credit Index is a widely-recognized, market value weighted index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government and fixed-rate non-convertible corporate debt securities issued or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least one year.

Bloomberg Barclays Capital Municipal Bond Index is a widely-recognized index of municipal bonds with maturities of at least one year.

Lipper Other States Municipal Debt Funds Objective – Funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis.

The ICE BofAML 1-22 Year U.S. Municipal Securities Index is a subset of the ICE BofAML U.S. Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to 1 years and less than 22 years.

Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).

Bishop Street Funds

BISHOP STREET

MANAGEMENT DISCUSSION

FUNDS

High Grade Income Fund

Fixed Income portfolios continued their strong returns in 2020, driven by falling interest rates. We entered the year in a low growth environment, with continued gradual expansion of payrolls and low inflation. The world changed in March when it became apparent that the coronavirus would require a widespread economic shutdown with no predictable path forward. This shock to the market resulted in a rush to safe haven assets such as U.S. Treasuries, causing interest rates to decline at all maturities across the yield curve. Riskier assets in the fixed income markets saw large price declines in sectors such as Corporate and Taxable Municipal bonds.

The enormous market disruption was met by a rapid Federal Reserve Bank response, lowering short term interest rates from 1.5% to 0%. The central bank also set up multiple support programs to ensure core funding programs and companies’ access to capital continued to be available in financial markets.

These monetary programs, along with unprecedented fiscal stimulus from the Federal government, helped to provide the economy with stability moving into the second half of the year. As investor confidence returned, the demand for yield and riskier assets improved. As a result, the second half of 2021 saw a rebound in the performance of Corporate securities.

With inflation still low and uncertainty about the pandemic still high, it is likely that short-term interest rates will also continue to stay low in the near-term. We also believe long-term rates will hold close to their current levels until we start to see inflation increase moderately over a sustained period of time.

For the year, the Bishop High Grade Income Fund posted a return of 7.30% net of fees while the Bloomberg Barclays Capital US Government/Credit returned 8.93% for the year. A positive driver of performance for the Fund included an overweight allocation to credit securities relative to the Index. An underweight positioning in duration (interest rate sensitivity) was a negative driver for performance.

December 31, 2020	www.bishopstreetfunds.com

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please visit www.bishopstreetfunds.com or call 1-800-262-9565.

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

This material represents an assessment of the market environment at a specific time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the funds or any security in particular.

Investing involves risk including possible loss of principal. Diversification does not protect against market loss.

Bishop Street Funds

High Grade Income Fund

Performance Comparison

Comparison of Change in the Value of a $1,000,000 Investment in the High Grade Income Fund, Class I, versus the Bloomberg Barclays Capital U.S. Government/Credit Index.

# Account value if you reinvested income and capital gains.

(1) See pages 4 for definitions of comparative indices.

Average Annual Total Returns†
One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return

7.30%	4.90%	3.94%	3.48%	High Grade Income Fund, Class I

8.93%	5.97%	4.98%	4.19%	Bloomberg Barclays Capital U.S. Government/ Credit Index

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

December 31, 2020	www.bishopstreetfunds.com

High Grade Income Fund

Top Ten Holdings (Unaudited)†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	U.S. Treasury Bond	4.375%	05/15/41	4.2%

2.	GNMA, Ser 2012-91, Cl QL	2.000%	09/20/41	2.4%

3.	U.S. Treasury Bond	6.000%	02/15/26	2.4%

4.	U.S. Treasury Bond	3.125%	05/15/48	2.1%

5.	Apple	4.650%	02/23/46	2.0%

6.	FHLMC, Ser 2015-4425, Cl BY	2.000%	01/15/45	1.8%

7.	FHLB	3.000%	03/10/28	1.8%

8.	FHLB	2.500%	03/11/22	1.8%

9.	FHLB	3.125%	06/13/25	1.7%

10.	FHLB	2.125%	09/14/29	1.7%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)
CORPORATE OBLIGATIONS — 56.0%
Communication Services — 4.9%
	Comcast
$300	3.150%, 03/01/26	$335
	TWDC Enterprises 18 MTN
330	4.125%, 06/01/44	423
225	1.850%, 07/30/26	236
	Verizon Communications
325	4.329%, 09/21/28	392
	ViacomCBS
175	3.500%, 01/15/25	192

		1,578

Bishop Street Funds

High Grade Income Fund

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Consumer Discretionary — 6.6%
	Amazon.com
$350	4.800%, 12/05/34	$480
	George Washington University
225	4.363%, 09/15/43	273
	Home Depot
325	5.875%, 12/16/36	493
	Lowe’s
200	3.650%, 04/05/29	233
	McDonald’s MTN
325	4.600%, 05/26/45	422
	Starbucks
225	2.450%, 06/15/26	243

		2,144

Consumer Staples — 3.7%
	Altria Group
280	4.800%, 02/14/29	335
	Clorox
250	1.800%, 05/15/30	258
	General Mills
330	4.000%, 04/17/25	373
	Hershey
125	2.625%, 05/01/23	131
	Walgreens Boots Alliance
100	3.300%, 11/18/21	102

		1,199

Energy — 3.8%
	BP Capital Markets PLC
300	3.814%, 02/10/24	330
	Kinder Morgan Energy Partners LP
150	4.300%, 05/01/24	166
	Schlumberger Investment SA
400	3.650%, 12/01/23	434
	Shell International Finance BV
260	3.875%, 11/13/28	308

		1,238

Financials — 13.3%
	Aflac
350	3.625%, 11/15/24	390

December 31, 2020	www.bishopstreetfunds.com

High Grade Income Fund

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Financials — (continued)
	Bank of America MTN
$450	4.000%, 04/01/24	$500
235	3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/30	263
	Bank of Montreal MTN
275	3.300%, 02/05/24	298
	Capital One Financial
175	3.750%, 03/09/27	200
	Citigroup
100	3.875%, 10/25/23	110
	Discover Bank
200	4.200%, 08/08/23	218
	JPMorgan Chase
375	3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/28	428
275	2.700%, 05/18/23	289
	MetLife
250	3.048%, 12/15/22	263
	Morgan Stanley MTN
400	3.875%, 01/27/26	459
	PNC Financial Services Group
250	3.500%, 01/23/24	273
	US Bancorp MTN
300	3.000%, 03/15/22	309
	Wells Fargo MTN
250	4.150%, 01/24/29	297

		4,297

Health Care — 3.5%
	AbbVie
350	2.900%, 11/06/22	366
	Celgene
250	3.875%, 08/15/25	281
	CVS Health
250	2.875%, 06/01/26	274
	Gilead Sciences
200	4.500%, 04/01/21	200

		1,121

Industrials — 3.4%
	Burlington Northern Santa Fe LLC
345	4.450%, 03/15/43	465
	FedEx
125	2.625%, 08/01/22	129

Bishop Street Funds

High Grade Income Fund

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Industrials — (continued)
	Norfolk Southern
$150	2.900%, 06/15/26	$166
	Raytheon Technologies
300	3.125%, 05/04/27	336

		1,096

Information Technology — 8.0%
	Apple
450	4.650%, 02/23/46	640
	Applied Materials
200	3.300%, 04/01/27	226
	International Business Machines
360	3.500%, 05/15/29	417
	KLA
200	4.650%, 11/01/24	228
	Microsoft
250	3.625%, 12/15/23	273
	Oracle
350	2.500%, 04/01/25	376
	QUALCOMM
365	3.250%, 05/20/27	414

		2,574

Materials — 3.0%
	DuPont de Nemours
325	5.419%, 11/15/48	472
	Ecolab
340	1.300%, 01/30/31	337
	Sherwin-Williams
140	3.125%, 06/01/24	152

		961

Utilities — 5.8%
	Berkshire Hathaway Energy
325	6.125%, 04/01/36	481
	DTE Electric
260	2.625%, 03/01/31	288
	Duke Energy Florida LLC
325	3.100%, 08/15/21	328
	Sempra Energy
200	3.250%, 06/15/27	224

December 31, 2020	www.bishopstreetfunds.com

High Grade Income Fund

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Utilities — (continued)
	Sierra Pacific Power
$200	2.600%, 05/01/26	$217
	Xcel Energy
300	3.300%, 06/01/25	330

		1,868

TOTAL CORPORATE OBLIGATIONS (Cost $15,887)		18,076

U.S. TREASURY OBLIGATIONS — 18.4%
	U.S. Treasury Bonds
600	6.000%, 02/15/26	772
250	5.375%, 02/15/31	359
250	4.750%, 02/15/37	381
300	4.500%, 08/15/39	459
875	4.375%, 05/15/41	1,341
500	3.125%, 05/15/48	671
100	3.000%, 08/15/48	132
400	2.250%, 08/15/46	457
	U.S. Treasury Notes
170	3.125%, 11/15/28	201
380	2.125%, 05/15/25	410
400	2.000%, 11/15/26	435
300	1.625%, 08/15/29	321

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,035)		5,939

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.9%
	FFCB
350	3.220%, 12/10/25	397
450	3.100%, 12/06/24	499
200	1.530%, 03/02/27	210
200	1.430%, 02/14/24	207
550	1.040%, 05/27/27	550
	FHLB
475	4.750%, 03/10/23	522
500	3.125%, 06/13/25	560
500	3.000%, 03/10/28	579
550	2.500%, 03/11/22	566
500	2.125%, 09/14/29	557
	FHLMC MTN
500	0.500%, 06/03/24	500

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,839)		5,147

Bishop Street Funds

High Grade Income Fund

Schedule of Investments

(continued)

Face Amount (000)/Shares		Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.4%
	FHLMC, Ser 2015-4425, Cl BY
$597	2.000%, 01/15/45	$587
	FHLMC, Ser G12710
11	5.500%, 07/01/22	11
	FNMA, Ser 2003-58, Cl D
25	3.500%, 07/25/33	27
	FNMA, Ser 2012-84, Cl JB
72	3.000%, 05/25/42	74
	FNMA, Ser 2013-92, Cl MT
19	4.000%, 07/25/41	19
	FNMA, Ser 889958
8	5.000%, 10/01/23	9
	GNMA, Ser 2011-112, Cl JP
1	2.000%, 02/20/40	1
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	779
	GNMA, Ser 2013-4, Cl CN
220	2.000%, 10/16/42	222

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $1,518)		1,729

MUNICIPAL BONDS — 3.4%
	Burlingame, Elementary School District, GO
300	3.010%, 08/01/41	311
	California State, GO
260	6.509%, 04/01/39	271
	Hawaii State, Airports System Authority, Ser E, RB
355	1.392%, 07/01/25	363
	Tyler, Independent School District, GO, PSF-GTD Insured
150	1.584%, 02/15/31	153

TOTAL MUNICIPAL BONDS (Cost $1,366)		1,098

CASH EQUIVALENT — 0.4%
132,185	BlackRock FedFund, Institutional Shares, 0.010% (A) (Cost $132)	132

TOTAL INVESTMENTS (Cost $28,777) — 99.5%		$32,121

December 31, 2020	www.bishopstreetfunds.com

High Grade Income Fund

Schedule of Investments

(concluded)

Percentages are based on Net Assets of $32,281 (000).

(A) The rate reported is the 7-day effective yield as of December 31, 2020.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Corporation

MTN — Medium Term Note

PLC — Public Limited Company

PSF-GTD — Permanent School Fund Guaranteed

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable Rate

Cost figures are shown in thousands.

The following is a summary of the inputs used as of December 31, 2020, in valuing the Fund’s investments carried at value (000):

High Grade Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$18,076	$—	$18,076
U.S. Treasury Obligations	—	5,939	—	5,939
U.S. Government Agency Obligations	—	5,147	—	5,147
U.S. Government Agency Mortgage-Backed Obligations	—	1,729	—	1,729
Municipal Bonds	—	1,098	—	1,098
Cash Equivalent	132	—	—	132

Total Investments in Securities	$132	$31,989	$—	$32,121

For the year ended December 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

BISHOP STREET

MANAGEMENT DISCUSSION

FUNDS

Hawaii Municipal Bond Fund

The municipal bond market rebounded from a severe selloff earlier in the year to finish 2020 with a solid gain. The coronavirus pandemic heightened volatility throughout the year while policy makers boosted economic and market performance with accommodative monetary policies and an aggressive fiscal stimulus package. Strong demand for bonds continued to absorb robust supply.

Historically low interest rates prompted municipalities to refinance debt in the taxable market, which has increased the taxable municipal portion of new issuance while decreasing tax-exempt issuance. Tax reform in 2017 eliminated the ability of municipalities to advance refund their debt in the tax-exempt market. The impact of lower tax-exempt issuance and the potential for rising tax rates with the new administration should further strengthen demand for tax-exempt municipals.

Hawaii’s economy was dramatically impacted by the COVID-19 pandemic. The Department of Business, Economic Development & Tourism estimates that Hawaii’s growth rate as measured by real gross domestic product declined by 11.2% for 2020 then will increase by 2.1% in 2021. Looking ahead to a faster rollout of vaccinations and testing, we expect that visitor arrivals to Hawaii will see a significant increase in 2021 and the unemployment rate will continue to decline. Volatility will continue in 2021 given the uncertainties around the status of the pandemic, the re-opening of the economy and the effectiveness of government stimulus.

Hawaii municipal bonds remained resilient as the decline in prices in early spring proved temporary due to a more positive outlook for Hawaii’s economy and strong demand from investors. The Bishop Street Hawaii Municipal Bond Fund returned 3.85% for the year while the ICE BofAML 1-22 Yr. U.S. Municipal Securities Index posted a return of 4.77% and the Lipper Other States Municipal Debt Classification posted a 4.17% return. While portfolio attributes are similar, concentration in Hawaii issues is not comparable. The Fund is well positioned for an economic rebound in 2021.

One basis point is 1/100 of one percent.

December 31, 2020	www.bishopstreetfunds.com

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please visit www.bishopstreetfunds.com or call 1-800-262-9565.

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

This material represents an assessment of the market environment at a specific time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the funds or any security in particular.

Investing involves risk including possible loss of principal. Diversification does not protect against market loss.

Bishop Street Funds

Hawaii Municipal Bond Fund

Performance Comparison

Comparison of Change in the Value of a $1,000,000 Investment in the Hawaii Municipal Bond Fund, Class I*, versus the ICE BofAML 1-22 Year US Municipal Securities Index.

# Account value if you reinvested income and capital gains.

(1) See pages 4 for definitions of comparative indices.

* The graph is based on only Class I Shares; performance for Class A would be different due to differences in fee structures.

Average Annual Total Returns†
One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return

3.85%	3.38%	2.70%	3.34%	Hawaii Municipal Bond Fund, Class I

3.50%	3.09%	2.42%	3.07%	Hawaii Municipal Bond Fund, Class A

0.41%	2.04%	1.80%	2.76%	Hawaii Municipal Bond Fund, Class A, with load**

4.77%	4.32%	3.53%	4.17%	ICE BofAML 1-22 Year US Municipal Securities Index

**	Reflects 3.00% sales charge.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

December 31, 2020	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Top Ten Holdings (Unaudited)†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	Hawaii State, Department of Budget & Finance, Ser A	5.000%	07/01/35	2.9%

2.	University of Hawaii, Ser F	5.000%	10/01/35	2.4%

3.	Hawaii State, Department of Budget & Finance	3.200%	07/01/39	2.1%

4.	Hawaii State, Ser FW	5.000%	01/01/37	2.1%

5.	Hawaii State, Department of Transportation, Airports Division Lease Revenue, AMT	5.000%	08/01/21	2.1%

6.	Hawaii State, Ser FK	5.000%	05/01/29	2.0%

7.	Hawaii State, Ser ET	4.000%	10/01/26	1.9%

8.	Hawaii State, Airports System Authority, Ser A, AMT	5.000%	07/01/45	1.8%

9.	Maui County	3.250%	09/01/36	1.8%

10.	Honolulu Hawaii City & County, Ser C	5.000%	08/01/44	1.5%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)
MUNICIPAL BONDS — 98.4%
California — 1.1%
	Orange County, Water District, Ser A, RB
$1,000	5.000%, 08/15/23, Pre-Refunded @ 100 (A)	$1,126
	University of California, Ser AF, RB
215	5.000%, 05/15/23, Pre-Refunded @ 100 (A)	239

		1,365

Bishop Street Funds

Hawaii Municipal Bond Fund

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Florida — 0.2%
	Miami-Dade County, School Board, Ser D, COP
$150	5.000%, 02/01/27	$183

Hawaii — 93.7%
	Hawaii County, Ser A, GO
250	5.000%, 09/01/23	281
150	5.000%, 09/01/24	175
600	5.000%, 09/01/26	739
100	5.000%, 09/01/27	123
125	5.000%, 09/01/28	158
500	5.000%, 09/01/30	608
400	5.000%, 09/01/33	495
300	5.000%, 09/01/36	369
1,500	4.000%, 09/01/35	1,698
130	4.000%, 09/01/36	160
	Hawaii County, Ser C, GO
450	5.000%, 09/01/24	526
100	5.000%, 09/01/27	123
	Hawaii County, Ser D, GO
200	5.000%, 09/01/25	243
300	5.000%, 09/01/27	369
	Hawaii State, Airports System Authority, Ser A, RB, AMT
2,000	5.000%, 07/01/45	2,276
	Hawaii State, Airports System Authority, Ser D, RB
100	5.000%, 07/01/28	130
1,300	5.000%, 07/01/29	1,722
260	4.000%, 07/01/39	307
	Hawaii State, Airports System Authority, RB, AMT
1,500	5.000%, 07/01/21, Pre-Refunded @ 100 (A)	1,535
1,000	4.125%, 07/01/24	1,017
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
760	6.000%, 07/01/33	861
100	4.000%, 01/01/24	107
	Hawaii State, Department of Budget & Finance, RB
100	5.500%, 07/01/43	110
475	5.125%, 07/01/31	522
300	5.000%, 07/01/21	307
300	5.000%, 07/01/26	332
200	5.000%, 07/01/29	220
50	4.625%, 07/01/27	55
140	4.000%, 01/01/26	154

December 31, 2020	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
$250	4.000%, 01/01/31	$282
350	3.250%, 01/01/25	371
2,535	3.200%, 07/01/39	2,648
	Hawaii State, Department of Budget & Finance, Ser A, RB
205	5.000%, 07/01/22	218
575	5.000%, 07/01/26	636
350	5.000%, 07/01/27	417
755	5.000%, 07/01/30	889
3,135	5.000%, 07/01/35	3,648
1,130	4.000%, 07/01/40	1,239
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	854
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP
500	5.000%, 11/01/26	627
	Hawaii State, Department of Hawaiian Home Lands, RB
350	5.000%, 04/01/21	354
100	5.000%, 04/01/24	115
410	5.000%, 04/01/25	489
500	5.000%, 04/01/27	636
50	5.000%, 04/01/31	62
	Hawaii State, Department of Hawaiian Home Lands, Ser A, RB
350	4.000%, 11/01/22	373
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
2,525	5.000%, 08/01/21	2,582
1,000	5.000%, 08/01/27	1,092
1,000	5.000%, 08/01/28	1,090
	Hawaii State, Department of Transportation, COP, AMT
500	5.250%, 08/01/25	552
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
1,000	5.000%, 07/01/24	1,150
1,000	5.000%, 07/01/26	1,224
	Hawaii State, Harbor System Revenue, Ser C, RB
1,250	4.000%, 07/01/32	1,550
75	4.000%, 07/01/38	91
1,000	4.000%, 07/01/39	1,211
800	4.000%, 07/01/40	967
	Hawaii State, Highway Revenue, Ser A, RB
500	5.000%, 01/01/22, Pre-Refunded @ 100 (A)	524
700	5.000%, 01/01/23	767
215	5.000%, 01/01/25	250

Bishop Street Funds

Hawaii Municipal Bond Fund

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
$950	5.000%, 01/01/30	$1,180
1,000	5.000%, 01/01/33	1,147
1,200	4.000%, 01/01/26	1,244
500	4.000%, 01/01/32	578
250	4.000%, 01/01/36	286
	Hawaii State, Highway Revenue, Ser B, RB
165	5.000%, 01/01/24	188
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB
200	3.900%, 04/01/22	202
115	3.750%, 04/01/21	116
	Hawaii State, Housing Finance & Development, Ser A, RB, GNMA Insured
1,000	1.900%, 01/01/21	1,000
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA/FHLMC Insured
185	3.450%, 01/01/22	187
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,026
	Hawaii State, Ser DZ, GO
300	5.000%, 12/01/21, Pre-Refunded @ 100 (A)	313
225	4.000%, 12/01/30	232
200	4.000%, 12/01/31	206
	Hawaii State, Ser EA, GO
1,700	5.000%, 12/01/22	1,775
	Hawaii State, Ser EE-2017, GO
400	5.000%, 11/01/22, Pre-Refunded @ 100 (A)	435
	Hawaii State, Ser EF, GO
300	5.000%, 11/01/23	326
500	5.000%, 11/01/24	543
	Hawaii State, Ser EH, GO
45	5.000%, 08/01/23, Pre-Refunded @ 100 (A)	51
125	5.000%, 08/01/24	140
300	5.000%, 08/01/29	335
295	5.000%, 08/01/30	329
95	5.000%, 08/01/32	106
	Hawaii State, Ser EH-2017, GO
85	5.000%, 08/01/23 (B)	95
	Hawaii State, Ser EO, GO
1,535	5.000%, 08/01/29	1,782
1,000	5.000%, 08/01/30	1,158

December 31, 2020	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,000	5.000%, 08/01/33	$1,152
	Hawaii State, Ser ET, GO
350	5.000%, 10/01/30	423
2,000	4.000%, 10/01/26	2,333
	Hawaii State, Ser FB, GO
450	3.000%, 04/01/35	483
	Hawaii State, Ser FG, GO
500	5.000%, 10/01/30	623
200	5.000%, 10/01/31	249
	Hawaii State, Ser FH, GO
400	5.000%, 10/01/28	501
	Hawaii State, Ser FK, GO
1,915	5.000%, 05/01/29	2,431
	Hawaii State, Ser FN-REF, GO
625	5.000%, 10/01/30	800
	Hawaii State, Ser FT, GO
750	5.000%, 01/01/31	967
	Hawaii State, Ser FW, GO
2,000	5.000%, 01/01/37	2,585
1,000	5.000%, 01/01/39	1,286
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
500	5.000%, 07/01/22, Pre-Refunded @ 100 (A)	536
915	5.000%, 07/01/23	990
500	5.000%, 07/01/24	580
1,000	5.000%, 07/01/25	1,163
500	5.000%, 07/01/26	623
200	5.000%, 07/01/27	232
50	4.500%, 07/01/22, Pre-Refunded @ 100 (A)	53
750	3.000%, 07/01/45	810
	Honolulu Hawaii City & County, GO
250	4.000%, 09/01/27	307
250	4.000%, 09/01/33	302
	Honolulu Hawaii City & County, Ser A, GO
305	5.250%, 08/01/21, Pre-Refunded @ 100 (A)	314
1,000	5.000%, 10/01/23	1,130
350	5.000%, 10/01/29	422
800	5.000%, 10/01/31	964
475	5.000%, 09/01/32	602
1,500	5.000%, 10/01/37	1,793
1,175	5.000%, 09/01/38	1,504
325	4.000%, 08/01/21, Pre-Refunded @ 100 (A)	332

Bishop Street Funds

Hawaii Municipal Bond Fund

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Ser B, GO
$300	5.000%, 08/01/21, Pre-Refunded @ 100 (A)	$308
280	5.000%, 11/01/22	305
200	5.000%, 11/01/24	218
1,000	5.000%, 11/01/25	1,086
	Honolulu Hawaii City & County, Ser C, GO
125	5.000%, 10/01/21	129
600	5.000%, 08/01/34	795
1,400	5.000%, 08/01/44	1,805
1,200	4.000%, 08/01/23	1,316
1,400	4.000%, 10/01/32	1,623
145	3.000%, 10/01/28	161
	Honolulu Hawaii City & County, Ser D, GO
750	5.000%, 07/01/23	839
	Honolulu Hawaii City & County, Ser F, GO
600	5.000%, 07/01/33	816
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/25, Pre-Refunded @ 100 (A)	1,209
500	5.000%, 07/01/39	651
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
100	5.000%, 07/01/22, Pre-Refunded @ 100 (A)	107
300	5.000%, 07/01/24	349
750	5.000%, 07/01/26	903
575	5.000%, 07/01/49	732
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
700	5.000%, 07/01/23	783
325	4.000%, 07/01/33	377
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser S, RB
625	5.000%, 07/01/24	728
	Kauai County, GO
150	5.000%, 08/01/26	188
250	5.000%, 08/01/37	311
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	257
500	5.000%, 08/01/23	538
315	4.000%, 08/01/24	334
250	3.250%, 08/01/23	254
	Kauai County, Ser A, GO, NATL FGIC Insured
415	5.000%, 08/01/21	416

December 31, 2020	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Maui County, GO
$500	5.000%, 06/01/21	$510
460	5.000%, 03/01/24	529
430	5.000%, 03/01/27	549
450	5.000%, 03/01/29	603
	Maui County, RB
2,000	3.250%, 09/01/36	2,238
	University of Hawaii, Ser B, RB
500	5.000%, 10/01/27	639
1,500	5.000%, 10/01/34	1,762
1,000	4.000%, 10/01/23	1,100
	University of Hawaii, Ser D, RB
575	5.000%, 10/01/25	696
700	4.000%, 10/01/32	863
	University of Hawaii, Ser E, RB
1,485	5.000%, 10/01/25	1,798
1,350	5.000%, 10/01/32	1,641
	University of Hawaii, Ser F, RB
2,425	5.000%, 10/01/35	3,013

		117,579

Indiana — 0.1%
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
60	4.100%, 06/01/27	61

Kentucky — 0.2%
	Kentucky State, Public Energy Authority, Ser B, RB
200	4.000%, 07/01/22	210

New York — 0.9%
	New York City, Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,150

Oklahoma — 0.9%
	Comanche County, Educational Facilities Authority, Ser A, RB
500	5.000%, 12/01/30	617
	Oklahoma State, Development Finance Authority, RB
475	5.000%, 06/01/44	531

		1,148

Texas — 0.9%
	Tomball City, Independent School District, GO, PSF-GTD Insured
1,000	5.000%, 02/15/28	1,185

Bishop Street Funds

Hawaii Municipal Bond Fund

Schedule of Investments

(continued)

Face Amount (000)/Shares		Value (000)
Utah — 0.4%
	Utah State, Charter School Finance Authority, Ser A, RB, UT CSCE Insured
$450	4.000%, 10/15/40	$483

TOTAL MUNICIPAL BONDS (Cost $118,556)		123,364

CASH EQUIVALENT — 0.8%
1,043,628	BlackRock FedFund, Institutional Shares, 0.010% (C) (Cost $1,044)	1,044

TOTAL INVESTMENTS (Cost $119,600) — 99.2%		$124,408

Percentages are based on Net Assets of $125,444 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	The rate reported is the 7-day effective yield as of December 31, 2020.

AMT — Alternative Minimum Tax

COP — Certificate of Participation

FGIC — Financial Guarantee Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Guaranteed by Permanent School Fund

RB — Revenue Bond

Ser — Series

Cost figures are shown in thousands.

December 31, 2020	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

(concluded)

The following is a summary of the inputs used as of December 31, 2020, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$123,364	$—	$123,364
Cash Equivalent	1,044	—	—	1,044

Total Investments in Securities	$1,044	$123,364	$—	$124,408

For the year ended December 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds

Statements of Assets and Liabilities (000)

December 31, 2020

	High Grade Income Fund	Hawaii Municipal Bond Fund
Assets:
Investments, at Cost	$28,777	$119,600

Investments, at Value	$32,121	$124,408
Dividends and Interest Receivable	209	1,753
Receivable for Fund Shares Sold	—	301
Prepaid Expenses	2	6

Total Assets	32,332	126,468

Liabilities:
Income Distribution Payable	19	131
Shareholder Servicing Fees Payable	6	—
Advisory Fees Payable	3	5
Administrative Fees Payable	3	6
Payable for Investment Securities Purchased	—	817
Chief Compliance Officer Fees Payable	—	2
Distribution Fees Payable, Class A	—	4
Audit Expense Payable	6	22
Transfer Agent Fees Payable	6	16
Other Accrued Expenses Payable	8	21

Total Liabilities	51	1,024

Net Assets	$32,281	$125,444

Paid-in Capital	$28,961	$120,487
Total Distributable Earnings	3,320	4,957

Net Assets	$32,281	$125,444

Class I Shares:
Net Assets	$32,281	$108,718
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,104	9,978
Net Asset Value, Offering and Redemption Price Per Share — Class I (Net Assets / Shares Outstanding)	$10.40	$10.90

Class A Shares:
Net Assets	N/A	$16,726
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	N/A	1,535
Net Asset Value, Offering and Redemption Price Per Share — Class A (Net Assets / Shares Outstanding)	N/A	$10.90

Maximum Offering Price Per Shares — Class A ($10.90/ 97.00%)	N/A	$11.24

N/A – Not Applicable. Share class currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

December 31, 2020	www.bishopstreetfunds.com

Bishop Street Funds

Statements of Operations (000)

For the year ended December 31, 2020

	High Grade Income Fund	Hawaii Municipal Bond Fund
Investment Income:
Interest Income	$894	$3,009
Dividend Income	4	8

Total Investment Income	898	3,017

Expenses:
Investment Adviser Fees	187	440
Shareholder Servicing Fees	85	276
Administrative Fees	68	251
Chief Compliance Officer Fees	2	7
Distribution Fees, Class A	—	42
Transfer Agent Fees	39	99
Legal Fees	15	56
Audit Fees	12	47
Printing Fees	11	41
Pricing Fees	9	28
Trustees’ Fees	7	27
Registration Fees	7	10
Custody Fees	5	7
Miscellaneous Expenses	5	20

Total Expenses	452	1,351

Less Waivers:
Investment Adviser Fees	(121)	(280)
Shareholder Servicing Fees	(51)	(188)
Administrative Fees	(23)	(149)

Total Waivers	(195)	(617)

Total Net Expenses	257	734

Net Investment Income	641	2,283

Net Realized Gain on Investments	311	522
Net Change in Unrealized Appreciation on Investments	1,523	1,660

Net Realized and Unrealized Gain on Investments	1,834	2,182

Increase in Net Assets Resulting from Operations	$2,475	$4,465

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the year ended December 31,

	High Grade Income Fund		Hawaii Municipal Bond Fund
	2020	2019	2020	2019
Investment Activities from Operations:
Net Investment Income	$641	$805	$2,283	$2,888
Net Realized Gain on Investments	311	168	522	396
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,523	2,191	1,660	3,720

Increase in Net Assets Resulting from Operations	2,475	3,164	4,465	7,004

Distributions:
Class I Shares	(686)	(837)	(2,405)	(2,540)
Class A Shares	N/A	N/A	(331)	(346)

Total Distributions	(686)	(837)	(2,736)	(2,886)

Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued	1,430	971	10,745	11,368
Reinvestments of Cash Distributions	436	558	331	363
Cost of Shares Redeemed	(7,015)	(4,853)	(15,097)	(13,165)

Total Class I Capital Share Transactions	(5,149)	(3,324)	(4,021)	(1,434)

Class A Shares:
Proceeds from Shares Issued	N/A	N/A	64	309
Reinvestments of Cash Distributions	N/A	N/A	249	249
Cost of Shares Redeemed	N/A	N/A	(890)	(1,189)

Total Class A Capital Share Transactions	N/A	N/A	(577)	(631)

Net Decrease in Net Assets from Capital Share Transactions	(5,149)	(3,324)	(4,598)	(2,065)

Total Increase (Decrease) in Net Assets	(3,360)	(997)	(2,869)	2,053

Net Assets:
Beginning of Year	35,641	36,638	128,313	126,260

End of Year	$32,281	$35,641	$125,444	$128,313

Share Transactions:
Class I Shares:
Shares Issued	139	101	992	1,068
Shares Issued in Lieu of Cash Distributions	42	57	31	34
Shares Redeemed	(681)	(498)	(1,409)	(1,244)

Total Class I Transactions	(500)	(340)	(386)	(142)

Class A Shares:
Shares Issued	N/A	N/A	6	29
Shares Issued in Lieu of Cash Distributions	N/A	N/A	23	24
Shares Redeemed	N/A	N/A	(83)	(112)

Total Class A Transactions	N/A	N/A	(54)	(59)

Net Decrease in Shares Outstanding from Share Transactions	(500)	(340)	(440)	(201)

N/A – Not Applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

December 31, 2020	www.bishopstreetfunds.com

Bishop Street Funds

Financial Highlights

For a share outstanding throughout the year ended December 31,

		Investment Activities		Total Investment Activities from Operations	Dividends and Distributions from
	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain(Loss) on Investments		Net Investment Income	Capital Gains	Total Dividends and Distributions

HIGH GRADE INCOME FUND
Class I Shares:
2020	$9.89	$0.19	$0.53	$0.72	$(0.19)	$(0.02)	$(0.21)
2019	9.29	0.21	0.61	0.82	(0.22)	—	(0.22)
2018	9.64	0.23	(0.35)	(0.12)	(0.22)	(0.01)	(0.23)
2017	9.65	0.22	0.12	0.34	(0.22)	(0.13)	(0.35)
2016	9.80	0.22	(0.07)	0.15	(0.22)	(0.08)	(0.30)

HAWAII MUNICIPAL BOND FUND
Class I Shares:
2020	$10.73	$0.20	$0.21	$0.41	$(0.20)	$(0.04)	$(0.24)
2019	10.39	0.25	0.34	0.59	(0.25)	—	(0.25)
2018	10.58	0.26	(0.19)	0.07	(0.26)	— ^	(0.26)
2017	10.45	0.25	0.14	0.39	(0.25)	(0.01)	(0.26)
2016	10.80	0.27	(0.30)	(0.03)	(0.26)	(0.06)	(0.32)
Class A Shares:
2020	$10.74	$0.17	$0.20	$0.37	$(0.17)	$(0.04)	$(0.21)
2019	10.39	0.22	0.35	0.57	(0.22)	—	(0.22)
2018	10.58	0.23	(0.20)	0.03	(0.22)	— ^	(0.22)
2017	10.45	0.23	0.13	0.36	(0.22)	(0.01)	(0.23)
2016	10.80	0.24	(0.29)	(0.05)	(0.24)	(0.06)	(0.30)

(1)	Per share net investment income calculated using average shares.
†

Total return is for the period indicated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

^	Amount is less than 0.005.

Amounts designated as “—” are either $0 or have been rounded to $0.

Bishop Street Funds

Net Asset Value, End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investments Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$10.40	7.30%	$32,281	0.76%	1.33%	1.89%	16%
9.89	8.89	35,641	0.76	1.29	2.19	16
9.29	(1.21)	36,638	0.76	1.34	2.42	22
9.64	3.56	50,693	0.76	1.29	2.30	33
9.65	1.47	61,204	0.76	1.25	2.20	27

$10.90	3.85%	$108,718	0.55%	1.04%	1.85%	31%
10.73	5.69	111,254	0.55	1.04	2.31	36
10.39	0.66	109,130	0.55	1.07	2.47	21
10.58	3.74	117,285	0.55	1.04	2.39	25
10.45	(0.32)	120,894	0.55	1.02	2.45	26

$10.90	3.50%	$16,726	0.80%	1.29%	1.60%	31%
10.74	5.48	17,059	0.80	1.29	2.06	36
10.39	0.34	17,130	0.80	1.32	2.21	21
10.58	3.46	20,335	0.80	1.29	2.14	25
10.45	(0.57)	22,374	0.80	1.27	2.20	26

The accompanying notes are an integral part of the financial statements.

December 31, 2020	www.bishopstreetfunds.com

Bishop Street Funds

Notes to Financial Statements

December 31, 2020

The amounts included in the Notes to Financial Statements are in thousands unless otherwise noted.

1.	ORGANIZATION

The Bishop Street Funds (the “Trust”) are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of two funds (each a Fund, collectively the “Funds”) which includes High Grade Income Fund and the Hawaii Municipal Bond Fund. High Grade Income Fund is diversified while Hawaii Municipal Bond Fund is non-diversified. Class A Shares of the Hawaii Municipal Bond Fund are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation

The Funds’ investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)) including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available.

Bishop Street Funds

Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies typically include matrix systems which reflect such factors as security prices, yields, maturities and ratings. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

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Bishop Street Funds

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended December 31, 2020, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Sub-chapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Investment Income

Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis from settlement date and dividend income is recorded on ex-dividend date.

Discounts and premiums are accreted or amortized using the effective interest method over the life of each security and are recorded as interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Bishop Street Funds

Classes

Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Distribution fees are the only class-specific expense.

Expenses

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each of the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid on a monthly basis for the Funds. Any net realized capital gains will be distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

Front-End Sales Commission

Front-end sales commissions (the “sales charges”) are not recorded as expenses of the Hawaii Municipal Bond Fund. Sales charges are deducted from proceeds from the sales of Hawaii Municipal Bond Fund shares prior to investment in Class A Shares.

Cash Overdraft Charges

Per the terms of the agreement with MUFG Union Bank, N.A., the custodian of the Funds (the “Custodian”), if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the Prime Rate plus 4.00%. Cash overdraft charges are included in miscellaneous expenses on the Statements of Operations. For the year ended December 31, 2020, there were no cash overdraft charges.

3.	INVESTMENT ADVISORY AGREEMENT

Investment advisory services are provided to the Funds by Bishop Street Capital Management (the “Adviser”), a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a wholly owned subsidiary of First Hawaiian Inc. The Adviser is entitled to receive an annual fee of 0.55% of the average daily net assets of the High Grade Income Fund and 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund. The Adviser has contractually agreed, through April 30, 2021, to waive a portion of its advisory fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, excluded expenses) to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets.

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Bishop Street Funds

The contractual expense limitations are as follows:

High Grade Income Fund, Class I Shares	0.76%
Hawaii Municipal Bond Fund, Class I Shares	0.55%
Hawaii Municipal Bond Fund, Class A Shares	0.80%

If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and contractual expense limitations to recapture all or a portion of its prior expense reductions or reimbursements made during the preceding three year period during which this agreement was in place. During the year ended December 31, 2020, the Adviser did not recapture any previously waived fees.

As of December 31, 2020, fees which were previously waived by the Investment Manager which may be subject to possible future reimbursement to the Adviser were as follows:

High Grade Income Fund	Hawaii Municipal Bond Fund	Total	Expires
$157	$340	$497	12/31/2021
116	287	403	12/31/2022
121	280	401	12/31/2023

4.	ADMINISTRATIVE, CUSTODIAN, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee which will vary depending on the number of share classes and the average daily net assets of the Funds. The Administrator has voluntarily agreed to waive a portion of its fee equal to 0.07% of High Grade Income Fund’s average daily net assets and 0.12% of the Hawaii Municipal Bond Fund’s average daily net assets. These fee waivers are voluntary and may be discontinued at any time. For the year ended December 31, 2020, the Funds were charged as follows for these services: $68 in the High Grade Income Fund and $251 in the Hawaii Municipal Bond Fund. For the year ended December 31, 2020, the Administrator waived as follows for these services: $23 in the High Grade Income Fund and $149 in the Hawaii Municipal Bond Fund. These fees and waivers are labeled as “Administrative Fees/Waivers” on the Statements of Operations.

Bishop Street Funds

The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. These fees are labeled on the Statements of Operations as “Custody Fees.”

DST Systems, Inc. (“DST”) acts as the Transfer Agent of the Funds. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Funds. These fees are disclosed on the Statements of Operations as “Transfer Agent Fees.”

SEI Investments Distribution Co. (“SIDCO”), the “Distributer” a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Distributor pursuant to the distribution agreement. The Funds have adopted a Distribution Plan (the “Plan”) on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund’s Class A Shares. This fee is disclosed as “Distribution Fees, Class A” on the Statements of Operations.

The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee not to exceed an annual rate of 0.25% of the average daily net asset value of all shares of each fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the year, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed by First Hawaiian Bank on behalf of SIDCO for the benefit of certain shareholders to the Funds. SIDCO has voluntarily agreed to waive a portion its fee equal 0.15% of average daily net asset value. These fees and waivers are represented as “Shareholder Servicing Fees/Waivers” on the Statements of Operations.

5.	TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SIDCO. Such officers are paid no fees by the Trust other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by SEC regulations. The CCO’s services and expenses have been approved by and are reviewed by the Board.

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Bishop Street Funds

These fees are disclosed on the Statements of Operations as “Chief Compliance Officer Fees.”

6.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the year ended December 31, 2020 are presented below for the Funds.

	High Grade Income Fund	Hawaii Municipal Bond Fund
Purchases
U.S. Government Securities	$1,815	$—
Other	3,253	37,486
Sales and Maturities
U.S. Government Securities	$3,655	$—
Other	5,492	40,388

7.	FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the periods ended December 31, 2020 and 2019 were as follows:

	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Total
High Grade Income Fund
2020	$634	$—	$52	$686
2019	837	—	—	837

Hawaii Municipal Bond Fund
2020	$80	$2,276	$380	$2,736
2019	31	2,855	—	2,886

Bishop Street Funds

As of December 31, 2020, the components of Distributable Earnings on a tax basis were as follows:

	High Grade Income Fund	Hawaii Municipal Bond Fund
Undistributed Ordinary Income	$—	$6
Undistributed Long-term capital gain	3	142
Unrealized Appreciation	3,316	4,808
Other Temporary Differences	1	1

Total Distributable Earnings	$3,320	$4,957

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses. As of December 31, 2020, the Funds had no capital loss carryforwards.

During the fiscal year ended December 31, 2020, the High Grade Income Fund utilized $263 in capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at December 31, 2020 is different from amounts reported for financial reporting purposes. The difference is primarily due to different book/tax method on amortization of premiums on certain securities. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at December 31, 2020, were as follows:

	High Grade Income Fund	Hawaii Municipal Bond Fund
Federal Tax Cost	$28,805	$119,600

Gross Unrealized Appreciation	3,319	4,847
Gross Unrealized Depreciation	(3)	(39)

Net Unrealized Appreciation	$3,316	$4,808

8.	RISKS

The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The High Grade Income Fund and the Hawaii Municipal Bond Fund invest primarily in debt instruments. The issuers’ ability to meet their obligations may be affected by economic developments in that state. In addition, each Funds’ investments

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Bishop Street Funds

in debt securities are subject to “credit risk,” which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity and “interest rate risk” which is the potential for fluctuations in bond prices due to changing interest rates. Funds that invest primarily in high quality debt securities generally are subject to less credit risk than funds that invest in lower quality debt securities.

Certain debt securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The following tables provide detail on the approximate percentage of High Grade Income Fund’s and Hawaii Municipal Bond Fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the Funds.

	High Grade Income Fund	Hawaii Municipal Bond Fund
% of investments in securities with credit enhancements or liquidity enhancements	0.47%	2.66%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	0.47%	0.94%
	(Public School Fund Guarantee)	(Public School Fund Guarantee)

The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to the general prevailing interest rates at that time.

The market value of the Funds’ investments in fixed income securities may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an

Bishop Street Funds

issuer to make payments of interest and principal may also affect the value of these investments.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	LINE OF CREDIT

Through December 31, 2020, the Funds, which are not jointly liable, had entered into an agreement which enabled them to participate in a $5 million unsecured committed revolving line of credit on a first come, first served basis, with MUFG Union Bank, N.A. (the “Bank”). The proceeds from the borrowings are permitted to be used to finance the Funds’ short term general working capital requirements, including the funding of shareholder redemptions.

For the year ended December 31, 2020, the Funds had the following borrowings under the line of credit:

Fund	Daily Average Borrowings	Borrowing Costs	Number of Days Outstanding	Weighted Average Interest Rate
High Grade Income Fund	$413	$—	2	3.25%

10.	OTHER

At December 31, 2020, the percentage of total shares outstanding held by shareholders owning 10% or greater of total shares outstanding of each Fund, which comprised omnibus accounts that were held on behalf of several individual shareholders, was as follows:

	Number of Shareholders	% of Outstanding Shares
High Grade Income Fund, Class I Shares*	3	97.49
Hawaii Municipal Bond Fund, Class I Shares	1	82.09
Hawaii Municipal Bond Fund, Class A Shares	—	—

*	Includes one unaffiliated shareholder, all other shareholders in the above table are affiliated.

11.	NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to

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Bishop Street Funds

disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Funds early adopted this guidance as of November 1, 2019. The adoption of this guidance did not have a material impact on the financial statements.

12.	SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Bishop Street Funds

Bishop Street Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bishop Street Funds and Shareholders of High Grade Income Fund and Hawaii Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of High Grade Income Fund and Hawaii Municipal Bond Fund (constituting Bishop Street Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 25, 2021

We have served as the auditor of one or more investment companies in Bishop Street Capital Management since 1998.

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Bishop Street Funds

Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and service (12b-1), shareholder service fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Bishop Street Funds

(unaudited)

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Annualized Expense Ratios	Expenses Paid During Period*
High Grade Income Fund — Class I

Actual Fund Return	$1,000.00	$1,009.40	0.76%	$3.84
Hypothetical 5% Return	1,000.00	1,021.32	0.76	3.86

Hawaii Municipal Bond Fund — Class I

Actual Fund Return	$1,000.00	$1,018.10	0.55%	$2.79
Hypothetical 5% Return	1,000.00	1,022.37	0.55	2.80

Hawaii Municipal Bond Fund — Class A

Actual Fund Return	$1,000.00	$1,016.80	0.80%	$4.06
Hypothetical 5% Return	1,000.00	1,021.12	0.80	4.06

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

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Bishop Street Funds

Notice to Shareholders of Bishop Street Funds

For shareholders that do not have a December 31, 2020 taxable year end, this notice is for informational purposes only. For shareholders with a December 31, 2020 tax year end, please consult your tax adviser as to the pertinence of this notice.

Fund	(A)* Long Term Capital Gains Distributions (Tax Basis)	(B)* Ordinary Income Distributions (Tax Basis)	(C)* Tax Exempt Interest	(A+B+C) (D) Total Distributions (Tax Basis)
High Grade Income Fund	7.63%	92.37%	0.00%	100.00%
Hawaii Municipal Bond Fund(6)	13.89%	2.92%	83.19%	100.00%

*	Items (A), (B) and (C) are based on the percentage of each fund’s total distribution.
(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of “Ordinary Income Distributions” (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government Obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government Obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

Bishop Street Funds

(unaudited)

For the fiscal year ended December 31, 2020, each fund has designated the following items with regard to distributions paid during the year.

Qualifying for Corporate Dividends Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
0.00%	0.00%	27.93%	99.49%	0.00%
0.00%	0.00%	0.00%	0.00%	0.00%

(4)

The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)

For California income tax purposes, for the fiscal year ended December 31, 2020, the Hawaii Municipal Bond Fund designated 1.73% of their distributions paid from net investment income as exempt interest dividends under Section 17145 of the California Revenue and Taxation Code.

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Bishop Street Funds

Board of Trustees and Officers

Set forth below are the names, years of birth, position with the Trust and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.”

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past 5 Years

INTERESTED TRUSTEES[3,4]

ROBERT NESHER (Born: 1946)	Chairman of the Board of Trustees (Since 1998)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

N. JEFFREY KLAUDER (Born: 1952)	Trustee (Since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

INDEPENDENT TRUSTEES[4]

JOSEPH T. GRAUSE, JR. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (Since 2018)	Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager — Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.
1	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies under the 1940 Act.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates
4	Trustees oversee 2 funds in the Bishop Street Funds.

Bishop Street Funds

(unaudited)

Messrs. Nesher and Klauder are Trustees who may be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-262-9565. The following chart lists Trustees and Officers as of December 31, 2020.

Other Directorships Held in the Past 5 Years[2]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund, Frost Family of Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund and The KP Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation; SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund; and SEI Global Assets Fund.

Former Directorships: Trustee of SEI Investments Management Corporation, SEI Trust Company, SEI Investments (South Africa), Limited and SEI Investments (Canada) Company to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund, Frost Family of Funds and The KP Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Director of The Korea Fund, Inc. to 2019.

December 31, 2020	www.bishopstreetfunds.com

Bishop Street Funds

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) in the Past 5 Years

INDEPENDENT TRUSTEES[3] (continued)

MITCHELL A. JOHNSON (Born: 1942)	Trustee (Since 2006)	Retired. Private Investor since 1994.

BETTY L. KRIKORIAN (Born: 1943)	Trustee (Since 2006)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.

ROBERT MULHALL (Born: 1958)	Trustee (Since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

BRUCE R. SPECA (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

GEORGE J. SULLIVAN, JR. (Born: 1942)	Trustee (Since 2006)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.
1	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies under the 1940 Act.
3	Trustees oversee 2 funds in the Bishop Street Funds.

Bishop Street Funds

(unaudited)

Other Directorships Held in the Past 5 Years[2]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997 and RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund and The KP Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund, The KP Funds and Frost Family of Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd. Former Directorships: Trustee of Villanova University Alumni Board of Directors to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund, Frost Family of Funds and The KP Funds. Director of Stone Harbor Investments Funds (8 Portfolios), Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund). Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

December 31, 2020	www.bishopstreetfunds.com

Bishop Street Funds

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) in the Past 5 Years

OFFICERS

MICHAEL BEATTIE (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments, since 2004.

JAMES BERNSTEIN (Born: 1962)	Vice President and Assistant Secretary (Since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.

RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund II, The KP Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. to 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

ERIC C. GRIFFITH (Born: 1969)	Vice President and Assistant Secretary (Since 2019)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.

Bishop Street Funds

(unaudited)

Other Directorships Held in the Past 5 Years

None.

None.

None.

None.

None.

None.

December 31, 2020	www.bishopstreetfunds.com

Bishop Street Funds

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) in the Past 5 Years

OFFICERS (continued)

MATTHEW M. MAHER (Born: 1975)	Vice President (Since 2018) Secretary (Since 2020)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from

2006 to 2013.

ROBERT MORROW (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.

ALEXANDER F. SMITH (Born: 1977)	Vice President and Assistant Secretary (Since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.

BRIDGET E. SUDALL (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

Bishop Street Funds

(unaudited)

Other Directorships Held in the Past 5 Years

None.

None.

None.

None.

December 31, 2020	www.bishopstreetfunds.com

INVESTMENT ADVISER

BISHOP STREET CAPITAL MANAGEMENT

HONOLULU, HI 96813

ADMINISTRATOR

SEI INVESTMENTS GLOBAL FUNDS SERVICES

ONE FREEDOM VALLEY DRIVE

OAKS, PA 19456

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION CO.

ONE FREEDOM VALLEY DRIVE

OAKS, PA 19456

TRANSFER AGENT

DST SYSTEMS, INC.

KANSAS CITY, MO 64121

CUSTODIAN

MUFG UNION BANK, N.A.

SAN FRANCISCO, CA 94101

LEGAL COUNSEL

MORGAN, LEWIS & BOCKIUS LLP

PHILADELPHIA, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP

PHILADELPHIA, PA 19103

FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565 OR YOUR INVESTMENT SPECIALIST

VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET FUNDS P.O. BOX 219721 KANSAS CITY, MO 64121-9721

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS’ SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST OR BANCWEST CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDIARY OF BNP PARIBAS.

BSF-AR-006-2600

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The Registrant’s audit committee financial experts George Sullivan and Robert Mulhall, and each whom is considered to be “independent”, as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2020			2019
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$55,200	N/A	N/A	$55,200	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows:

	2020	2019
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2020 and 2019, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: March 10, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: March 10, 2021

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: March 10, 2021